Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 631,730,000.00
Previously Paid Amount	0.00
Total Fee Amount	87,241.91
Total Offset Amount	0.00
Net Fee	87,241.91
Narrative - Max Aggregate Offering Price	$ 631,730,000.00
Final Prospectus	true